Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Bank Loans [Abstract]
Schedule of bank loan

	December 31, 2019	December 31, 2020
Short-term bank loans:
Loan from Bank of Beijing (1)	$718	$452
Loan from China Merchants Bank (2)	-	3,023
Loan from Huaxia Bank (3)	-	152
Loan from Xiamen International Bank (4)	-	1,533
	718	5,160
Long-term bank loan:
Loan from Huaxia Bank (3)	-	1,374
	$718	$6,534

(1)

On December 18, 2019, Glory Star Beijing entered into a loan agreement with Bank of Beijing to borrow $718 as working capital for one year, with maturity date of December 18, 2020. The loan bears a fixed interest rate of 5.22% per annum. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Horgos and Mr. Zhang Bing, the Chairman of the Company’s board of directors. The Company repaid the full amount in December 2020.

On December 9, 2020, Glory Star Beijing entered into a loan agreement with Bank of Beijing to borrow $460 as working capital for one year, with maturity date of December 9, 2021. The loan bears a fixed interest rate of 4.76% per annum. The Company incurred guarantee fee in the amount of $8 for the loan of which the unamortized balance was $8 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.57% as of December 31, 2020. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Horgos and Mr. Zhang Bing, the Chairman of the Company’s board of directors.

(2)

In December 2019, Glory Star Beijing entered into a two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On January 6, 2020, Glory Star Beijing made a withdraw of $1,533, which will be due on January 5, 2021.The loan bears a fixed interest rate of 4.785%. The Company incurred guarantee fee in the amount of $35 for the loan. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 7.23%. The loan was fully repaid on December 30, 2020. The same amount of loan was reissued on the same date with a fixed interest rate of 4.45%. The loan will be due on December 29, 2021. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $35 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.89% as of December 31, 2020.

In March 2020, Glory Star Beijing entered into another two-year credit facility agreement of maximum $1,533 with China Merchants Bank. On March 27, 2020, Glory Star Beijing made a withdraw of $1,533, which will be due on March 26, 2021. The loan bears a fixed interest rate of 4.3%. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $8 as of December 31, 2020. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.73% as of December 31, 2020.

The above loans are guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company.

(3)	In March, 2020, Glory Star Beijing entered into a two-year credit facility agreement of maximum $1,533 with Huaxia Bank. On March 23, 2020, Glory Star Beijing made a withdrawal of $1,533, $153 of which will be due on March 21, 2021 and the remaining of $1,380 will be due on March 23, 2022. The loan bears a fixed interest rate of 6.09% per annum. The Company incurred guarantee fee in the amount of $3 and $26 for the loan’s short-term portion and long-term portion of which the unamortized balance was $1 and $6 as of December 31, 2020, respectively. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 8.13% as of December 31, 2020. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd. Horgos provided counter-guarantee to Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd with accounts receivable from Beijing iQYI Technology Co., Ltd. pledged as collateral and Mr. Zhang Bing, the Chairman of the Company’s board of directors, provided the additional guarantee.

(4)	On September 29, 2020, Leshare Beijing entered into a two-year credit facility agreement of maximum $1,073 and an one-year credit facility agreement of maximum $460 with Xiamen International Bank, respectively. On September 30, 2020, Leshare Beijing withdrew $1,073 and $460, respectively, both with maturity date of March 29, 2021. These loans bear fixed interest rate of 6.0% and 5.5% respectively. These loans are guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors